Schedule of Investments (unaudited) March 31, 2024	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 23.8%
4D Molecular Therapeutics, Inc.(a)	17,173	$547,132
AbbVie, Inc.	184,866	33,664,099
AC Immune SA(a)	78,180	231,413
Alnylam Pharmaceuticals, Inc.(a)	24,255	3,624,910
Amgen, Inc.(b)	75,441	21,449,385
Argenx SE, ADR(a)	15,123	5,954,228
Autolus Therapeutics PLC, ADR(a)	64,258	409,966
Beam Therapeutics, Inc.(a)	9,264	306,083
BeiGene Ltd., ADR(a)	6,675	1,043,903
Biogen, Inc.(a)	42,571	9,179,585
BioMarin Pharmaceutical, Inc.(a)	45,161	3,944,362
Blueprint Medicines Corp.(a)	26,672	2,530,106
Bridgebio Pharma, Inc.(a)	16,735	517,446
Cabaletta Bio, Inc.(a)	29,605	505,061
CG oncology, Inc.(a)	19,778	868,254
CureVac NV(a)	29,850	90,446
Denali Therapeutics, Inc.(a)	30,843	632,898
Dyne Therapeutics, Inc.(a)	11,606	329,494
Exact Sciences Corp.(a)	19,226	1,327,748
Genmab A/S(a)	2,927	877,598
Genmab A/S, ADR(a)	19,943	596,495
Gilead Sciences, Inc.	111,030	8,132,947
Immatics NV(a)	21,538	226,364
Immunocore Holdings PLC, ADR(a)	12,497	812,305
Incyte Corp.(a)	15,306	871,983
Insmed, Inc.(a)	16,685	452,664
Ionis Pharmaceuticals, Inc.(a)	18,725	811,729
Kyverna Therapeutics, Inc.(a)	9,645	239,582
Legend Biotech Corp., ADR(a)	32,098	1,800,377
Merus NV(a)	22,655	1,020,155
Moderna, Inc.(a)	33,556	3,575,727
MoonLake Immunotherapeutics, Class A(a)	10,337	519,228
Morphic Holding, Inc.(a)	7,827	275,510
Neurocrine Biosciences, Inc.(a)	9,808	1,352,719
Neurogene, Inc.(a)	19,342	984,508
Nuvalent, Inc., Class A(a)	13,886	1,042,700
Prime Medicine, Inc.(a)	22,929	160,503
Protagonist Therapeutics, Inc.(a)	27,836	805,295
PTC Therapeutics, Inc.(a)	19,817	576,477
Regeneron Pharmaceuticals, Inc.(a)	9,307	8,957,894
REVOLUTION Medicines, Inc.(a)	19,714	635,382
Rhythm Pharmaceuticals, Inc.(a)	49,466	2,143,362
Rocket Pharmaceuticals, Inc.(a)	18,343	494,160
Roivant Sciences Ltd.(a)	57,525	606,314
Sage Therapeutics, Inc.(a)	13,650	255,801
Sagimet Biosciences, Inc., Series A(a)	21,965	119,050
Sarepta Therapeutics, Inc.(a)	22,338	2,891,877
Stoke Therapeutics, Inc.(a)	65,255	880,942
Tenaya Therapeutics, Inc.(a)	58,697	306,985
Ultragenyx Pharmaceutical, Inc.(a)	14,268	666,173
Vaxcyte, Inc.(a)	28,905	1,974,501
Vertex Pharmaceuticals, Inc.(a)	26,679	11,152,089
Viking Therapeutics, Inc.(a)	25,612	2,100,184
Voyager Therapeutics, Inc.(a)	32,205	299,829
Xenon Pharmaceuticals, Inc.(a)	32,241	1,387,975
Zealand Pharma A/S(a)	4,395	435,324

		147,599,227

Security	Shares	Value

Capital Markets — 0.1%
Helix Acquisition Corp. II, Class A(a)	61,530	$636,835

Health Care Equipment & Supplies — 24.6%
Abbott Laboratories(b)	190,037	21,599,605
Alcon, Inc.	54,365	4,528,061
Align Technology, Inc.(a)	11,220	3,679,262
Baxter International, Inc.	60,439	2,583,163
Becton Dickinson & Co.	39,171	9,692,864
Boston Scientific Corp.(a)	442,429	30,301,962
Cooper Cos., Inc.	60,763	6,165,014
Dexcom, Inc.(a)	46,293	6,420,839
Edwards Lifesciences Corp.(a)	75,800	7,243,448
Envista Holdings Corp.(a)	22,246	475,620
GE HealthCare Technologies, Inc.(a)	42,353	3,850,311
Glaukos Corp.(a)	5,240	494,080
IDEXX Laboratories, Inc.(a)	7,516	4,058,114
Inspire Medical Systems, Inc.(a)	5,782	1,241,916
Intuitive Surgical, Inc.(a)	43,715	17,446,219
Masimo Corp.(a)	15,144	2,223,896
Medtronic PLC	79,846	6,958,579
Novocure Ltd.(a)	29,303	458,006
Orchestra BioMed Holdings, Inc.(a)	18,076	95,261
Penumbra, Inc.(a)	12,105	2,701,594
Shockwave Medical, Inc.(a)	3,150	1,025,735
STERIS PLC	9,642	2,167,714
Stryker Corp.	49,107	17,573,922

		152,985,185

Health Care Providers & Services — 20.8%
Cencora, Inc.	62,148	15,101,342
Centene Corp.(a)	87,074	6,833,567
Cigna Group	31,736	11,526,198
Elevance Health, Inc.(b)	30,102	15,609,091
Guardant Health, Inc.(a)	15,095	311,410
HCA Healthcare, Inc.	21,723	7,245,272
Humana, Inc.	14,550	5,044,776
Laboratory Corp. of America Holdings	6,745	1,473,513
McKesson Corp.	25,023	13,433,597
Quest Diagnostics, Inc.	11,479	1,527,970
UnitedHealth Group, Inc.(b)	103,608	51,254,878

		129,361,614

Health Care Technology — 0.0%
Carbon Health(a)(c)	65	66,179

Life Sciences Tools & Services — 8.3%
10X Genomics, Inc., Class A(a)	15,123	567,566
Agilent Technologies, Inc.	23,561	3,428,361
Avantor, Inc.(a)	55,614	1,422,050
Bio-Techne Corp.	16,718	1,176,780
Danaher Corp.	78,006	19,479,658
IQVIA Holdings, Inc.(a)	12,013	3,037,968
Mettler-Toledo International, Inc.(a)	1,170	1,557,609
Nautilus Biotechnology, Inc.(a)	16,560	48,687
QIAGEN NV	35,078	1,508,003
Rapid Micro Biosystems, Inc., Class A(a)	20,561	19,944
Repligen Corp.(a)	8,125	1,494,350
Thermo Fisher Scientific, Inc.	24,009	13,954,271
West Pharmaceutical Services, Inc.	10,207	4,039,012

		51,734,259

Pharmaceuticals — 20.7%
AstraZeneca PLC	24,269	3,260,389

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Daiichi Sankyo Co. Ltd.	34,800	$1,107,297
Elanco Animal Health, Inc.(a)	97,264	1,583,458
Eli Lilly & Co.	79,277	61,674,335
Johnson & Johnson(b)	70,368	11,131,514
Longboard Pharmaceuticals, Inc.(a)	2,931	63,310
Merck & Co., Inc.(b)	218,212	28,793,073
Novo Nordisk A/S, Class B	47,689	6,117,228
Pfizer, Inc.(b)	282,816	7,848,144
Sanofi SA	26,788	2,606,055
Structure Therapeutics, Inc., ADR(a)	26,914	1,153,534
Zoetis, Inc., Class A	20,979	3,549,857

		128,888,194

Total Common Stocks — 98.3% (Cost: $382,059,970)		611,271,493

	Benefical Interest (000)

Other Interests

Biotechnology — 0.0%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)(c)(d)(e)	$6	86,988

Health Care Providers & Services — 0.0%
Afferent Pharmaceuticals, Inc., (Acquired 09/30/15, Cost: $ —)(c)(d)(e)	190	26,622

Total Other Interests — 0.0% (Cost: $ —)		113,610

	Shares

Preferred Securities

Preferred Stocks — 0.7%(a)(c)(e)

Biotechnology — 0.3%
Adarx Pharamaceuticals, Series C, (Acquired 08/02/23, Cost: $440,003)	52,885	440,003
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)	44,167	145,309
Genesis Therapeutics, Series B, (Acquired 08/10/23, Cost: $292,001)	57,170	287,565
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	68,400
Kartos Therapeutics, Series C, (Acquired 08/22/23, Cost: $485,124)	85,817	520,909
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	590,800

		2,052,986

Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	293,014
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	804,595
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	20

		1,097,629

Security	Shares	Value

Health Care Providers & Services — 0.0%
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	$283,833

Health Care Technology — 0.1%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $907,000)	89,892	302,037

Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	345,042

		4,081,527

Total Preferred Securities — 0.7% (Cost: $6,232,887)		4,081,527

Rights

Biotechnology — 0.0%
Korro Bio, Inc., CVR(c)	15,747	11,023
Korro Bio, Inc., CVR	28,060	382

		11,405

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(c)	14,359	41,067

Total Rights — 0.0% (Cost: $25,669)		52,472

Warrants

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)	4,201	72

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	4,050	1,225

Total Warrants — 0.0% (Cost: $14,030)		1,297

Total Long-Term Investments — 99.0% (Cost: $388,332,556)		615,520,399

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	1,343,068	1,343,605
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(f)(g)	13,687,033	13,687,033

Total Short-Term Securities — 2.4% (Cost: $15,030,773)		15,030,638

Total Investments Before Options Written — 101.4% (Cost: $403,363,329)		630,551,037

Options Written — (1.1)% (Premiums Received: $(6,859,904))		(7,058,820)

Total Investments, Net of Options Written — 100.3% (Cost: $396,503,425)		623,492,217

Liabilities in Excess of Other Assets — (0.3)%		(1,935,730)

Net Assets — 100.0%		$621,556,487

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Trust (BME)

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,195,137, representing 0.7% of its net assets as of period end, and an original cost of $6,232,887.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,343,740	(a)	$—		$—	$(135)	$1,343,605	1,343,068	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	31,396,977	—		(17,709,944	)(a)	—	—	13,687,033	13,687,033	272,992		—
SL Liquidity Series, LLC, Money Market Series(b)	—	517	(a)	—		(517)	—	—	—	270	(c)	—

						$(517)	$(135)	$15,030,638		$273,262		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Cencora, Inc.	23	04/01/24	USD	218.00	USD	559	$(57,805)
Alcon, Inc.	135	04/03/24	USD	81.25	USD	1,124	(30,726)
Abbott Laboratories	156	04/05/24	USD	123.00	USD	1,773	(390)
AbbVie, Inc.	204	04/05/24	USD	185.00	USD	3,715	(8,976)
Align Technology, Inc.	10	04/05/24	USD	320.00	USD	328	(10,700)
Baxter International, Inc.	101	04/05/24	USD	44.00	USD	432	(758)
Humana, Inc.	3	04/05/24	USD	380.00	USD	104	(173)
McKesson Corp.	43	04/05/24	USD	520.00	USD	2,308	(78,690)
Medtronic PLC	49	04/05/24	USD	87.00	USD	427	(3,773)
Moderna, Inc.	21	04/05/24	USD	103.00	USD	224	(10,027)
Pfizer, Inc.	178	04/05/24	USD	28.00	USD	494	(3,916)
Vertex Pharmaceuticals, Inc.	46	04/05/24	USD	435.00	USD	1,923	(4,600)
Abbott Laboratories	156	04/12/24	USD	114.00	USD	1,773	(21,840)
Align Technology, Inc.	11	04/12/24	USD	310.00	USD	361	(21,890)
Biogen, Inc.	71	04/12/24	USD	230.00	USD	1,531	(6,390)
Centene Corp.	62	04/12/24	USD	78.00	USD	487	(13,330)
Cigna Group.	38	04/12/24	USD	345.00	USD	1,380	(75,050)
Danaher Corp.	111	04/12/24	USD	255.00	USD	2,772	(18,870)
Dexcom, Inc.	69	04/12/24	USD	140.00	USD	957	(21,562)
Intuitive Surgical, Inc.	54	04/12/24	USD	395.00	USD	2,155	(47,790)
Johnson & Johnson	146	04/12/24	USD	165.00	USD	2,310	(1,606)
Medtronic PLC	59	04/12/24	USD	86.00	USD	514	(10,738)
10X Genomics, Inc., Class A	28	04/19/24	USD	53.12	USD	105	(163)
Abbott Laboratories	410	04/19/24	USD	120.00	USD	4,660	(14,555)
AbbVie, Inc.	90	04/19/24	USD	175.00	USD	1,639	(67,275)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Agilent Technologies, Inc.	44	04/19/24	USD	135.14	USD	640	$(48,648)
Alcon, Inc.	143	04/19/24	USD	80.00	USD	1,191	(55,770)
Align Technology, Inc.	11	04/19/24	USD	310.00	USD	361	(23,430)
Alnylam Pharmaceuticals, Inc.	67	04/19/24	USD	165.00	USD	1,001	(7,035)
Amgen, Inc.	166	04/19/24	USD	300.00	USD	4,720	(16,351)
Argenx SE, ADR	53	04/19/24	USD	430.00	USD	2,087	(20,405)
Avantor, Inc.	75	04/19/24	USD	23.98	USD	192	(13,840)
Becton Dickinson & Co.	100	04/19/24	USD	245.00	USD	2,475	(59,500)
BeiGene Ltd., ADR	13	04/19/24	USD	165.00	USD	203	(4,225)
BioMarin Pharmaceutical, Inc.	130	04/19/24	USD	90.00	USD	1,135	(13,325)
Bio-Techne Corp.	23	04/19/24	USD	75.00	USD	162	(6,152)
Blueprint Medicines Corp.	51	04/19/24	USD	100.00	USD	484	(14,152)
Bridgebio Pharma, Inc.	33	04/19/24	USD	35.00	USD	102	(4,043)
Cencora, Inc.	64	04/19/24	USD	234.00	USD	1,555	(68,885)
Centene Corp.	77	04/19/24	USD	82.50	USD	604	(6,160)
Cigna Group.	7	04/19/24	USD	340.00	USD	254	(18,025)
Cooper Cos., Inc.	100	04/19/24	USD	97.50	USD	1,015	(50,000)
Dexcom, Inc.	53	04/19/24	USD	140.00	USD	735	(21,200)
Elanco Animal Health, Inc.	138	04/19/24	USD	16.00	USD	225	(9,315)
Elevance Health, Inc.	54	04/19/24	USD	510.00	USD	2,800	(93,150)
Eli Lilly & Co.	96	04/19/24	USD	740.00	USD	7,468	(440,400)
Envista Holdings Corp.	84	04/19/24	USD	22.50	USD	180	(2,100)
Exact Sciences Corp.	19	04/19/24	USD	65.00	USD	131	(14,630)
Gilead Sciences, Inc.	170	04/19/24	USD	80.00	USD	1,245	(1,275)
Guardant Health, Inc.	29	04/19/24	USD	22.50	USD	60	(3,045)
HCA Healthcare, Inc.	41	04/19/24	USD	310.00	USD	1,367	(104,550)
Humana, Inc.	31	04/19/24	USD	355.00	USD	1,075	(22,940)
Immunocore Holdings PLC, ADR	18	04/19/24	USD	71.75	USD	117	(3,284)
Immunocore Holdings PLC, ADR	29	04/19/24	USD	65.00	USD	189	(6,235)
Incyte Corp.	37	04/19/24	USD	62.50	USD	211	(463)
Intuitive Surgical, Inc.	54	04/19/24	USD	390.00	USD	2,155	(106,920)
IQVIA Holdings, Inc.	34	04/19/24	USD	260.00	USD	860	(7,735)
Johnson & Johnson	61	04/19/24	USD	160.00	USD	965	(11,071)
Laboratory Corp. of America Holdings	25	04/19/24	USD	228.25	USD	546	(3,030)
Legend Biotech Corp., ADR	61	04/19/24	USD	65.00	USD	342	(5,490)
Masimo Corp.	16	04/19/24	USD	140.00	USD	235	(13,520)
Masimo Corp.	9	04/19/24	USD	135.00	USD	132	(11,790)
Merck & Co., Inc.	278	04/19/24	USD	125.00	USD	3,668	(208,500)
Mettler-Toledo International, Inc.	1	04/19/24	USD	1,340.00	USD	133	(2,845)
Moderna, Inc.	31	04/19/24	USD	105.00	USD	330	(17,437)
MoonLake Immunotherapeutics, Class A	20	04/19/24	USD	55.00	USD	100	(3,850)
Neurocrine Biosciences, Inc.	15	04/19/24	USD	140.00	USD	207	(4,950)
Nuvalent, Inc., Class A	26	04/19/24	USD	85.00	USD	195	(5,720)
Penumbra, Inc.	45	04/19/24	USD	280.00	USD	1,004	(7,425)
Pfizer, Inc.	537	04/19/24	USD	29.00	USD	1,490	(10,203)
PTC Therapeutics, Inc.	75	04/19/24	USD	31.00	USD	218	(9,375)
QIAGEN NV	65	04/19/24	USD	45.00	USD	279	(6,500)
Regeneron Pharmaceuticals, Inc.	25	04/19/24	USD	970.00	USD	2,406	(42,375)
Repligen Corp.	30	04/19/24	USD	206.00	USD	552	(2,383)
REVOLUTION Medicines, Inc.	35	04/19/24	USD	32.00	USD	113	(4,813)
REVOLUTION Medicines, Inc.	34	04/19/24	USD	34.00	USD	110	(3,655)
Rhythm Pharmaceuticals, Inc.	89	04/19/24	USD	51.50	USD	386	(4,692)
Rhythm Pharmaceuticals, Inc.	21	04/19/24	USD	45.00	USD	91	(3,518)
Rocket Pharmaceuticals, Inc.	37	04/19/24	USD	30.00	USD	100	(1,203)
Shockwave Medical, Inc.	6	04/19/24	USD	260.00	USD	195	(40,080)
STERIS PLC	19	04/19/24	USD	240.00	USD	427	(1,663)
Structure Therapeutics Inc., ADR	50	04/19/24	USD	55.00	USD	214	(1,500)
Stryker Corp.	60	04/19/24	USD	342.75	USD	2,147	(111,699)
Thermo Fisher Scientific, Inc.	28	04/19/24	USD	570.00	USD	1,627	(52,920)
Thermo Fisher Scientific, Inc.	14	04/19/24	USD	600.00	USD	814	(5,740)
Ultragenyx Pharmaceutical, Inc.	42	04/19/24	USD	50.00	USD	196	(13,965)
UnitedHealth Group, Inc.	153	04/19/24	USD	510.00	USD	7,569	(91,800)

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Vaxcyte, Inc.	109	04/19/24	USD	75.00	USD	745	$(7,085)
Vertex Pharmaceuticals, Inc.	55	04/19/24	USD	420.00	USD	2,299	(47,850)
Viking Therapeutics, Inc.	32	04/19/24	USD	31.00	USD	262	(162,240)
West Pharmaceutical Services, Inc.	1	04/19/24	USD	380.00	USD	40	(1,975)
Xenon Pharmaceuticals Inc.	58	04/19/24	USD	55.00	USD	250	(14,645)
Zoetis, Inc.	79	04/19/24	USD	200.00	USD	1,337	(1,383)
Align Technology, Inc.	10	04/26/24	USD	330.00	USD	328	(20,500)
Amgen, Inc.	110	04/26/24	USD	280.00	USD	3,128	(105,050)
Baxter International, Inc.	13	04/26/24	USD	42.00	USD	56	(2,990)
Biogen, Inc.	23	04/26/24	USD	220.00	USD	496	(14,720)
Bridgebio Pharma, Inc.	30	04/26/24	USD	31.00	USD	93	(7,650)
Centene Corp.	96	04/26/24	USD	82.00	USD	753	(15,120)
Danaher Corp.	107	04/26/24	USD	265.00	USD	2,672	(16,317)
Dexcom, Inc.	53	04/26/24	USD	143.00	USD	735	(26,235)
Eli Lilly & Co.	64	04/26/24	USD	810.00	USD	4,979	(77,760)
Gilead Sciences, Inc.	211	04/26/24	USD	75.00	USD	1,546	(23,421)
Johnson & Johnson	60	04/26/24	USD	160.00	USD	949	(13,380)
McKesson Corp.	14	04/26/24	USD	545.00	USD	752	(10,220)
Medtronic PLC	59	04/26/24	USD	86.00	USD	514	(14,543)
Merck & Co., Inc.	273	04/26/24	USD	123.00	USD	3,602	(273,000)
Moderna, Inc.	37	04/26/24	USD	113.00	USD	394	(11,655)
Pfizer, Inc.	359	04/26/24	USD	29.00	USD	996	(9,693)
Thermo Fisher Scientific, Inc.	14	04/26/24	USD	600.00	USD	814	(8,890)
UnitedHealth Group, Inc.	120	04/26/24	USD	505.00	USD	5,936	(103,200)
AbbVie, Inc.	204	05/03/24	USD	185.00	USD	3,715	(75,480)
Amgen, Inc.	10	05/03/24	USD	290.00	USD	284	(7,050)
Baxter International, Inc.	14	05/03/24	USD	42.66	USD	60	(2,826)
Biogen, Inc.	67	05/03/24	USD	220.00	USD	1,445	(43,550)
Centene Corp.	95	05/03/24	USD	84.00	USD	746	(9,737)
Cigna Group.	36	05/03/24	USD	380.00	USD	1,307	(20,340)
Danaher Corp.	78	05/03/24	USD	255.00	USD	1,948	(42,900)
Gilead Sciences, Inc.	40	05/03/24	USD	75.00	USD	293	(5,880)
Humana, Inc.	21	05/03/24	USD	360.00	USD	728	(21,105)
Intuitive Surgical, Inc.	58	05/03/24	USD	415.00	USD	2,315	(51,040)
McKesson Corp.	38	05/03/24	USD	545.00	USD	2,040	(33,060)
Medtronic PLC	68	05/03/24	USD	85.00	USD	593	(21,828)
Regeneron Pharmaceuticals, Inc.	10	05/03/24	USD	1,010.00	USD	962	(13,150)
Sarepta Therapeutics, Inc.	33	05/03/24	USD	138.00	USD	427	(18,645)
Thermo Fisher Scientific, Inc.	35	05/03/24	USD	600.00	USD	2,034	(34,300)
Baxter International, Inc.	50	05/10/24	USD	43.41	USD	214	(10,520)
10X Genomics, Inc., Class A	28	05/17/24	USD	45.00	USD	105	(3,010)
AbbVie, Inc.	204	05/17/24	USD	185.00	USD	3,715	(80,070)
Agilent Technologies, Inc.	45	05/17/24	USD	150.00	USD	655	(15,975)
Alcon, Inc.	28	05/17/24	USD	90.00	USD	233	(2,380)
Alnylam Pharmaceuticals, Inc.	25	05/17/24	USD	165.00	USD	374	(9,250)
Argenx SE, ADR	9	05/17/24	USD	410.00	USD	354	(15,840)
Avantor, Inc.	144	05/17/24	USD	26.00	USD	368	(14,040)
Baxter International, Inc.	50	05/17/24	USD	45.00	USD	214	(4,750)
Beam Therapeutics, Inc.	23	05/17/24	USD	40.00	USD	76	(3,450)
Becton Dickinson & Co.	48	05/17/24	USD	245.00	USD	1,188	(47,040)
BeiGene Ltd., ADR	12	05/17/24	USD	180.00	USD	188	(4,800)
BioMarin Pharmaceutical, Inc.	41	05/17/24	USD	86.59	USD	358	(18,246)
Blueprint Medicines Corp.	50	05/17/24	USD	90.00	USD	474	(52,000)
Boston Scientific Corp.	1,682	05/17/24	USD	67.50	USD	11,520	(491,985)
Cabaletta Bio, Inc.	60	05/17/24	USD	25.00	USD	102	(5,850)
Cencora, Inc.	97	05/17/24	USD	240.00	USD	2,357	(86,330)
Cigna Group	39	05/17/24	USD	350.00	USD	1,416	(86,580)
Cooper Cos., Inc.	130	05/17/24	USD	105.00	USD	1,319	(19,825)
Edwards Lifesciences Corp.	213	05/17/24	USD	95.00	USD	2,035	(103,305)
Elevance Health, Inc.	50	05/17/24	USD	520.00	USD	2,593	(86,000)
Eli Lilly & Co.	141	05/17/24	USD	800.00	USD	10,969	(421,237)
Exact Sciences Corp.	37	05/17/24	USD	67.50	USD	256	(29,045)

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
GE HealthCare Technologies, Inc.	160	05/17/24	USD	90.00	USD	1,455	$(72,000)
HCA Healthcare, Inc.	41	05/17/24	USD	325.00	USD	1,367	(80,770)
IDEXX Laboratories, Inc.	28	05/17/24	USD	560.00	USD	1,512	(42,420)
Incyte Corp.	21	05/17/24	USD	61.15	USD	120	(2,068)
Inspire Medical Systems, Inc.	11	05/17/24	USD	210.00	USD	236	(29,260)
Ionis Pharmaceuticals, Inc.	62	05/17/24	USD	45.00	USD	269	(10,540)
Legend Biotech Corp., ADR	60	05/17/24	USD	70.00	USD	337	(5,850)
Masimo Corp.	32	05/17/24	USD	140.00	USD	470	(42,720)
Medtronic PLC	68	05/17/24	USD	85.00	USD	593	(26,010)
Merck & Co., Inc.	278	05/17/24	USD	130.00	USD	3,668	(143,865)
Mettler-Toledo International, Inc.	1	05/17/24	USD	1,340.00	USD	133	(5,410)
Moderna, Inc.	38	05/17/24	USD	115.00	USD	405	(19,475)
MoonLake Immunotherapeutics, Class A	19	05/17/24	USD	55.00	USD	95	(6,507)
Neurocrine Biosciences, Inc.	22	05/17/24	USD	145.00	USD	303	(9,900)
Nuvalent, Inc., Class A	26	05/17/24	USD	87.65	USD	195	(4,555)
QIAGEN NV	68	05/17/24	USD	45.00	USD	292	(11,900)
Quest Diagnostics, Inc.	43	05/17/24	USD	130.00	USD	572	(26,875)
Rhythm Pharmaceuticals, Inc.	42	05/17/24	USD	50.00	USD	182	(7,455)
Rocket Pharmaceuticals, Inc.	32	05/17/24	USD	30.00	USD	86	(3,760)
Shockwave Medical, Inc.	6	05/17/24	USD	270.00	USD	195	(36,240)
Structure Therapeutics Inc., ADR	52	05/17/24	USD	39.44	USD	223	(40,734)
Stryker Corp.	126	05/17/24	USD	360.00	USD	4,509	(139,230)
Ultragenyx Pharmaceutical, Inc.	12	05/17/24	USD	55.00	USD	56	(2,580)
UnitedHealth Group, Inc.	120	05/17/24	USD	490.00	USD	5,936	(243,300)
West Pharmaceutical Services, Inc.	37	05/17/24	USD	400.00	USD	1,464	(64,195)
Xenon Pharmaceuticals Inc.	64	05/17/24	USD	45.00	USD	276	(14,400)
Elevance Health, Inc.	10	06/21/24	USD	530.00	USD	519	(16,550)

							$(6,613,003)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
AstraZeneca PLC	UBS AG	2,500	04/03/24	GBP	99.25	GBP	266	$(24,071)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	1,800	04/09/24	DKK	829.77	DKK	1,596	(14,289)
Edwards Lifesciences Corp.	Citibank N.A.	6,400	04/10/24	USD	88.53	USD	612	(48,236)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	13,200	04/16/24	JPY	5,290.08	JPY	63,581	(2,244)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	3,350	04/24/24	GBP	104.21	GBP	357	(17,442)
Cabaletta Bio, Inc.	Barclays Bank PLC	2,600	04/24/24	USD	24.60	USD	44	(1,195)
Genmab A/S	Morgan Stanley & Co. International PLC	1,100	04/24/24	DKK	2,028.28	DKK	2,280	(16,395)
Novo Nordisk A/S, Class B	Bank of America N.A.	1,100	04/24/24	DKK	880.65	DKK	976	(4,265)
Sanofi SA	Morgan Stanley & Co. International PLC	5,400	04/24/24	EUR	89.75	EUR	487	(14,719)
Elanco Animal Health, Inc.	Goldman Sachs International	9,200	04/30/24	USD	16.53	USD	150	(4,657)
Inspire Medical Systems, Inc.	Citibank N.A.	1,000	04/30/24	USD	201.57	USD	215	(26,946)
STERIS PLC	Bank of America N.A.	1,700	04/30/24	USD	234.09	USD	382	(5,063)
AstraZeneca PLC	UBS AG	3,350	05/02/24	GBP	104.76	GBP	357	(17,741)
Zealand Pharma A/S	Goldman Sachs International	1,600	05/02/24	DKK	726.59	DKK	1,096	(9,907)
Genmab A/S, ADR	BNP Paribas SA	7,500	05/06/24	USD	30.64	USD	224	(9,696)
Cabaletta Bio, Inc.	Barclays Bank PLC	2,600	05/07/24	USD	24.32	USD	44	(2,039)
Elanco Animal Health, Inc.	Barclays Bank PLC	13,900	05/07/24	USD	16.00	USD	226	(15,077)
Novo Nordisk A/S, Class B	JPMorgan Chase Bank N.A.	21,200	05/07/24	DKK	867.46	DKK	18,801	(132,520)
Sanofi SA	Goldman Sachs International	4,700	05/07/24	EUR	92.50	EUR	424	(9,684)
Bio-Techne Corp.	JPMorgan Chase Bank N.A.	4,000	05/13/24	USD	71.95	USD	282	(12,295)
Cencora, Inc.	Citibank N.A.	5,200	05/13/24	USD	236.25	USD	1,264	(57,336)

								$(445,817)

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$146,286,305	$1,312,922	$—	$147,599,227
Capital Markets	636,835	—	—	636,835
Health Care Equipment & Supplies	152,985,185	—	—	152,985,185
Health Care Providers & Services	129,361,614	—	—	129,361,614
Health Care Technology	—	—	66,179	66,179
Life Sciences Tools & Services	51,734,259	—	—	51,734,259
Pharmaceuticals	115,797,225	13,090,969	—	128,888,194
Other Interests	—	—	113,610	113,610
Preferred Securities
Preferred Stocks	—	—	4,081,527	4,081,527
Rights	—	382	52,090	52,472
Warrants	1,297	—	—	1,297
Short-Term Securities
Money Market Funds	15,030,638	—	—	15,030,638

	$611,833,358	$14,404,273	$4,313,406	$630,551,037

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,188,899)	$(869,921)	$—	$(7,058,820)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation		Portfolio Abbreviation

DKK	Danish Krone	ADR	American Depositary Receipt

EUR	Euro	CVR	Contingent Value Right

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

S C H E D U L E O F I N V E S T M E N T S	7